Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 75,767	$ 98,521
Accounts receivable	2,396	3,194
Other	1,541	1,700
Total current assets	79,704	103,415
Non-current assets
Mineral stream interests	6,156,839	5,423,277
Early deposit mineral stream interests	30,241	21,722
Mineral royalty interest	9,107	9,107
Long-term equity investments	164,753	95,732
Investment in associates	2,562	2,994
Convertible note receivable	12,899	15,777
Other	13,941	11,289
Total non-current assets	6,390,342	5,579,898
Total assets	6,470,046	5,683,313
Current liabilities
Accounts payable and accrued liabilities	19,883	12,118
Current taxes payable	3,361
Current portion of performance share units	5,578
Other	19	25
Total current liabilities	28,841	12,143
Non-current liabilities
Bank debt	1,264,000	770,000
Deferred income taxes	111	76
Performance share units	5,178	1,430
Total non-current liabilities	1,269,289	771,506
Total liabilities	1,298,130	783,649
Shareholders' equity
Issued capital	3,516,437	3,472,029
Reserves	7,893	77,007
Retained earnings	1,647,586	1,350,628
Total shareholders' equity	5,171,916	4,899,664
Total liabilities and shareholders' equity	6,470,046	5,683,313
Commitments and contingencies	$ 0	$ 0